                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL EQUITY FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                     Supplement dated November 15, 2001 to
          the Statement of Additional Information dated March 1, 2001, as supplemented May 4, 2001, July 6, 2001, August 1, 2001,
           September 4, 2001, September 18, 2001 and October 1, 2001

The following information is added under the heading "SALES CHARGES AND DEALER CONCESSIONS" appearing on page 54 of the Statement of Additional Information:

         "PURCHASE AND REDEMPTION OF SHARES

         Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund

                  INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

                  Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

The final paragraph appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 55 of the Statement of Additional Information is deleted in its entirety. In addition, the following new section is added at the end of the section entitled "SALES CHARGES AND DEALER CONCESSIONS - CATEGORY III" on page 55 of the Statement of Additional
Information:

                  "LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. These additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as "Large Purchases." If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, the shares generally will be subject to a 1% contingent deferred sales charge ("CSDC") if the investor redeems those shares within 18 months after purchase. Large purchases of Class A shares of Category III Funds made on or after November 15, 2001 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

                  AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

                  For Large Purchases of Class A shares of Category I or II Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                            PERCENT OF SUCH PURCHASES

                         1% of the first $2 million
                         plus 0.80% of the next $1 million
                         plus 0.50% of the next $17 million
                         plus 0.25% of amounts in excess of $20 million

                  For Large Purchases of Class A shares of Category III Funds, AIM Distributors may make the following payments to dealers and institutions that are dealers of record:

                  Up to 0.10% of purchases of AIM Limited Maturity Treasury Fund; and

                  Up to 0.25% of purchases of AIM Tax-Free Intermediate Fund

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange.

                  For annual purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value to employee benefit plans:

                            PERCENT OF SUCH PURCHASES

                         1% of the first $2 million
                         plus 0.80% of the next $1 million
                         plus 0.50% of the next $17 million
                         plus 0.25% of amounts in excess of $20 million

                  For annual purchases of Class A shares of AIM Limited Maturity Treasury Fund, AIM Distributors may pay investment dealers or other financial service firms up to 0.10% of the net asset value of such shares sold at net asset value."

The third and seventh paragraphs appearing under the heading "SALES CHARGES AND DEALER CONCESSIONS - ALL GROUPS OF AIM FUNDS" on page 56 of the Statement of Additional Information are deleted in their entirety.

The following paragraph is added after the fourth paragraph appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - 1. LETTERS OF INTENT" on page 58 of the Statement of Additional Information:

                  If an investor enters into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001, such shares will be subject to a 12-month, 0.25% contingent deferred sales charge ("CDSC"). Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC."

The following paragraph is added at the end of the section appearing under the heading "REDUCTIONS IN INITIAL SALES CHARGES - RIGHTS OF ACCUMULATION" on page 59 of the Statement of Additional Information:

                  "If an investor's new purchase of Class A shares of Category I, II or III Fund is at net asset value, the newly purchased shares will be subject to a contingent deferred sales charge if the investor redeems them prior to the end of the applicable holding period (18 months for Category I and II Fund shares and 12 months for Category III Fund shares). For Class A shares of Category III Funds, the provisions of this paragraph apply only to new purchases made on and after November 15, 2001."

The following information replaces in its entirety the fourth paragraph (and associated five bullet points) appearing under the heading "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS" on page 62 of the Statement of Additional Information:

                  "Contingent Deferred Sales Charges Imposed upon Redemption of Shares

                  A contingent deferred sales charge (CDSC) may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds or upon the redemption of Class B shares or Class C shares. On and after November 15, 2001, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

                  CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

                  o Redemptions of shares of Category I or II Funds held more than 18 months;

                  o Redemptions of shares of Category III Funds purchased prior to November 15, 2001;

                  o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and held for more than 12 months;

                  o Redemptions from employee benefit plans designated as Qualified Purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

                  o Redemptions from private foundations or endowment funds;

                  o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

                  o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares;

                  o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

                  o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

                  o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares; and

                  o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Fund shares.

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001

         If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES INITIALLY                                                         CDSC APPLICABLE UPON
                 PURCHASED                      SHARES HELD AFTER AN EXCHANGE         REDEMPTION OF SHARES
             ----------------                   -----------------------------         --------------------

        o  Class A shares of               o    Class A shares of Category I         o  1% if shares are
           Category I or II Fund                or II Fund                              redeemed within 18
                                           o    Class A shares of Category III          months of initial
                                                Fund                                    purchase of Category I
                                           o    AIM Cash Reserve Shares of AIM          or II Fund shares
                                                Money Market Fund

        o  Class A shares of               o    Class A shares of Category  III      o  No CDSC
           Category III Fund                    Fund
                                           o    Class A shares of AIM Tax-Exempt
                                                Cash Fund
                                           o    AIM Cash Reserve  Shares of AIM
                                                Money Market Fund

         REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

         If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, you shares may be subject to a CDSC upon redemption, as described below.

             SHARES INITIALLY                                                         CDSC APPLICABLE UPON
                 PURCHASED                      SHARES HELD AFTER AN EXCHANGE         REDEMPTION OF SHARES
             ----------------                   -----------------------------         --------------------

        o  Class A shares of               o    Class A shares of Category I         o  1% if shares are
           Category I or II Fund                or II Fund                              redeemed within 18
                                           o    Class A shares of Category III          months of initial
                                                Fund                                    purchase of Category I
                                           o    AIM Cash Reserve Shares of AIM          or II Fund shares
                                                Money Market Fund

        o  Class A shares of               o    Class A shares of Category I         o  1% if shares are
           Category III Fund                    or II Fund                              redeemed within 18
                                                                                        months of initial
                                                                                        purchase of Category III
                                                                                        Fund shares

        o  Class A shares of               o    Class A shares of Category III       o  0.25% if shares are
           Category III Fund                    Fund                                    redeemed within 12
                                           o    Class A shares of AIM                   months of initial
                                                Tax-Exempt Cash Fund                    purchase of Category III
                                           o    AIM Cash Reserve shares of AIM          Fund shares"
                                                Money Market Fund

         PERMITTED EXCHANGES

         Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

         EXCHANGES NOT SUBJECT TO A SALES CHARGE

         You will not pay an initial sales charge when exchanging:

         (1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

         (2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

                  (a) one another;

                  (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

                  (c) Class A shares of another AIM Fund, but only if

                           (i) you acquired the original shares before May 1,
                  1994; or

                           (ii) you acquired the original shares on or after May
                  1, 1994 by way of an exchange from shares with higher initial sales charges; or

         (3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares AIM Tax-Exempt Cash Fund for

                  (a) one another;

                  (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

                           (i) prior to May 1, 1994 by exchange from Class A
                  shares subject to an initial sales charge;

                           (ii) on or after May 1, 1994 by exchange from Class A
                  shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

                  (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

         You will not pay a CDSC or other sales charge when exchanging:

         (1)      Class A shares for other Class A shares;

         (2) Class B shares for other Class B shares, and Class C shares for other Class C shares; or

         (3) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

         EXCHANGES NOT PERMITTED

         Certain classes of shares are not covered by the exchange privilege.

         For shares purchased prior to November 15, 2001, you may not exchange:

                  o Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge ("CDSC") for Class A shares of AIM Tax-Exempt Cash Fund;

                  o Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

                  o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

                  o AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

                  o on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

         For shares purchased on or after November 15, 2001, you may not exchange:

                  o Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

                  o Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund, or

                  o AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Funds that are subject to a CDSC; however if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund."